The Fund believes that during fiscal year ended December 31, 2019, its Reporting
Persons complied with all Section 16(a) filing requirements, except that each of the initial
Form 3's of Eric Stampfel, Eban Cucinotta,
Christopher Morser, Gary Chan, and Robert
Rafter, portfolio managers of the Fund, were filed untimely following each individual's respective appointment as a portfolio manager of the Fund. All of the referenced filings have now been made.